Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (13.3%)

	Airlines (0.2%)

924	Air Canada Pass Through Trust Series 2013-1, Class B*µ 5.375%, 11/15/22	$928

14,500	Air Canada Pass Through Trust Series 2015-2, Class B*µ 5.000%, 06/15/25	14,393

55,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	61,398

47,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	52,109

40,000	JetBlue Pass Through Trust Series 2020-1, Class Bµ 7.750%, 05/15/30	45,522

25,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	28,399

20,932	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	21,463

42,824	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	43,176

27,724	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	26,222

		293,610

	Communication Services (1.7%)

75,000	Arrow Bidco, LLC* 9.500%, 03/15/24	66,097

33,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	33,206

30,000	Brink’s Company*µ 5.500%, 07/15/25	32,001

18,000	Cable One, Inc.*^ 4.000%, 11/15/30	18,479

60,000	CenturyLink, Inc.*µ 4.000%, 02/15/27	62,143

95,000	Cincinnati Bell, Inc.* 8.000%, 10/15/25	101,729

60,000	CommScope, Inc.* 5.500%, 03/01/24	61,739

45,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	48,998

200,000	CSC Holdings, LLC*µ 5.500%, 04/15/27	211,252

101,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	102,678

	Diamond Sports Group, LLC / Diamond Sports Finance Company*^

45,000	6.625%, 08/15/27	28,667

27,000	5.375%, 08/15/26	21,856

175,000	Embarq Corp.µ 7.995%, 06/01/36	214,713

PRINCIPAL AMOUNT		VALUE

	Entercom Media Corp.*

46,000	7.250%, 11/01/24^	$46,925

42,000	6.500%, 05/01/27	43,112

	Frontier Communications Corp.

80,000	11.000%, 09/15/25@	42,578

65,000	7.625%, 04/15/24@	33,682

26,000	5.875%, 10/15/27*^	27,885

13,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	13,724

15,000	Hughes Satellite Systems Corp.^ 5.250%, 08/01/26	16,652

60,000	iHeartCommunications, Inc.*^ 5.250%, 08/15/27	62,333

	Intelsat Jackson Holdings, SA@

55,000	9.750%, 07/15/25*	40,584

35,000	8.000%, 02/15/24*	35,896

25,000	5.500%, 08/01/23	17,506

20,000	Ligado Networks, LLC* 15.500%, 11/01/23	20,222

	Netflix, Inc.^

40,000	4.875%, 06/15/30*	48,647

25,000	4.875%, 04/15/28	29,305

	Scripps Escrow II, Inc.*

23,000	3.875%, 01/15/29µ	23,061

11,000	5.375%, 01/15/31	11,130

61,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	63,650

23,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.*^ 4.625%, 11/01/26	23,957

	Sirius XM Radio, Inc.*^

65,000	5.500%, 07/01/29	70,895

65,000	4.625%, 07/15/24	67,252

40,000	Sprint Capital Corp. 6.875%, 11/15/28	51,448

	Sprint Corp.

150,000	7.125%, 06/15/24	175,063

75,000	7.625%, 03/01/26	92,535

35,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	41,990

42,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	43,623

60,000	United States Cellular Corp.^ 6.700%, 12/15/33	77,725

19,000	Windstream Services, LLC / Windstream Finance Corp.@ 7.750%, 10/01/21	204

		2,225,142

	Consumer Discretionary (2.1%)

46,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	48,442

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

39,000	6.625%, 01/15/28	41,653

32,000	9.875%, 04/01/27^	36,281

60,000	BorgWarner, Inc.*^ 5.000%, 10/01/25	70,703

65,000	Boyd Gaming Corp. 6.000%, 08/15/26	67,373

	Caesars Entertainment, Inc.*

21,000	8.125%, 07/01/27^	23,040

21,000	6.250%, 07/01/25	22,156

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

80,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	$79,718

	Carnival Corp.*^

21,000	10.500%, 02/01/26	24,384

11,000	7.625%, 03/01/26	11,657

30,000	Carvana Company* 5.625%, 10/01/25	31,043

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

155,000	5.125%, 05/01/27	163,083

65,000	5.750%, 02/15/26	67,096

21,000	4.250%, 02/01/31µ	21,551

20,000	5.000%, 02/01/28	21,028

39,000	Cedar Fair, LP^ 5.250%, 07/15/29	39,101

	Century Communities, Inc.

65,000	6.750%, 06/01/27	69,638

58,000	5.875%, 07/15/25	60,436

110,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	115,058

	DISH DBS Corp.^

41,000	7.750%, 07/01/26	44,534

10,000	7.375%, 07/01/28	10,427

	ESH Hospitality, Inc.*

35,000	5.250%, 05/01/25^	35,729

26,000	4.625%, 10/01/27µ	26,608

	Expedia Group, Inc.*

25,000	7.000%, 05/01/25µ	27,473

18,000	6.250%, 05/01/25^	20,832

30,000	Ford Motor Companyµ 8.500%, 04/21/23	33,631

105,000	goeasy, Ltd.*µ 5.375%, 12/01/24	109,978

23,000	Guitar Center, Inc.* 8.500%, 01/15/26	24,161

13,000	Installed Building Products, Inc.* 5.750%, 02/01/28	13,915

	L Brands, Inc.

79,000	6.875%, 11/01/35	91,729

37,000	6.694%, 01/15/27	41,467

12,000	6.875%, 07/01/25*^	13,093

75,000	Lennar Corp.µ^ 5.250%, 06/01/26	88,585

	Life Time, Inc.*

33,000	5.750%, 01/15/26	33,386

22,000	8.000%, 04/15/26	22,070

	M/I Homes, Inc.µ

60,000	5.625%, 08/01/25	62,426

40,000	4.950%, 02/01/28	42,253

	Macy’s Retail Holdings, LLC

20,000	6.700%, 07/15/34*	19,073

10,000	5.125%, 01/15/42^	8,169

21,000	Macy’s, Inc.*µ 8.375%, 06/15/25	23,277

	Mattel, Inc.*

65,000	5.875%, 12/15/27^	71,716

60,000	6.750%, 12/31/25	63,116

	Meredith Corp.^

20,000	6.500%, 07/01/25*	21,313

10,000	6.875%, 02/01/26	10,132

75,000	Meritage Homes Corp.µ 6.000%, 06/01/25	85,356

33,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	32,616

PRINCIPAL AMOUNT		VALUE

49,000	Newell Brands, Inc.µ 4.700%, 04/01/26	$53,957

60,000	Penske Automotive Group, Inc.^ 5.500%, 05/15/26	62,402

187,000	PetSmart, Inc.* 5.875%, 06/01/25	192,545

	Rite Aid Corp.

86,000	8.000%, 11/15/26*	92,563

24,000	7.700%, 02/15/27	23,979

	Royal Caribbean Cruises, Ltd.*µ

25,000	11.500%, 06/01/25	28,852

13,000	10.875%, 06/01/23	14,678

65,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	64,897

39,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	44,200

65,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	69,825

21,279	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	21,165

13,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	15,154

45,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	43,866

		2,818,589

	Consumer Staples (0.6%)

23,000	Central Garden & Pet Company^ 4.125%, 10/15/30	24,087

45,000	Dean Foods Company*@ 6.500%, 03/15/23	874

23,000	Edgewell Personal Care Company*µ 5.500%, 06/01/28	24,639

34,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	34,753

25,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	25,817

50,000	JBS USA LUX, SA / JBS USA Finance, Inc.*µ 6.750%, 02/15/28	55,512

19,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*µ 6.500%, 04/15/29	21,629

	Kraft Heinz Foods Company

65,000	4.375%, 06/01/46µ	69,330

12,000	4.250%, 03/01/31^	13,530

12,000	3.875%, 05/15/27^	13,135

	New Albertson’s, Inc.

33,000	7.750%, 06/15/26	38,402

15,000	8.000%, 05/01/31	18,665

	Pilgrim’s Pride Corp.*

75,000	5.875%, 09/30/27	79,991

25,000	5.750%, 03/15/25	25,583

	Post Holdings, Inc.*

60,000	5.750%, 03/01/27	63,079

20,000	5.500%, 12/15/29^	21,739

14,000	5.625%, 01/15/28	14,878

10,000	4.625%, 04/15/30^	10,375

57,000	Simmons Foods, Inc.* 7.750%, 01/15/24	59,559

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

50,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	$52,942

	Vector Group, Ltd.*

69,000	6.125%, 02/01/25	70,056

60,000	5.750%, 02/01/29	62,017

		800,592

	Energy (1.3%)

16,000	Antero Resources Corp.*^ 7.625%, 02/01/29	16,337

	Apache Corp.

45,000	5.100%, 09/01/40µ	45,531

26,000	4.875%, 11/15/27^	26,755

23,000	4.625%, 11/15/25^	23,537

38,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	67

	Buckeye Partners, LP^

40,000	3.950%, 12/01/26	40,373

25,000	5.850%, 11/15/43	24,979

40,000	ChampionX Corp. 6.375%, 05/01/26	41,976

50,000	Cheniere Energy Partners, LP^ 5.625%, 10/01/26	52,135

23,000	Cheniere Energy, Inc.*µ 4.625%, 10/15/28	23,986

31,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	9,250

10,000	CNX Resources Corp.*^ 7.250%, 03/14/27	10,751

	Continental Resources, Inc.^

45,000	3.800%, 06/01/24	46,213

35,000	4.375%, 01/15/28µ	35,747

80,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	72,019

15,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	2,339

120,000	Energy Transfer Operating, LPµ‡ 3.223%, 11/01/66 3 mo. USD LIBOR + 3.02%	83,552

	EnLink Midstream Partners, LP

60,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	33,166

50,000	4.850%, 07/15/26µ	48,610

	EQT Corp.^

28,000	8.750%, 02/01/30	35,739

20,000	7.875%, 02/01/25	23,603

12,000	5.000%, 01/15/29	13,069

43,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	38,632

100,000	Gulfport Energy Corp.@ 6.375%, 05/15/25	77,205

14,000	Hess Midstream Operations, LP*µ 5.125%, 06/15/28	14,572

13,000	Holly Energy Partners, LP / Holly Energy Finance Corp.*^ 5.000%, 02/01/28	13,098

42,000	Laredo Petroleum, Inc. 10.125%, 01/15/28	36,613

70,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	72,428

PRINCIPAL AMOUNT		VALUE

	Moss Creek Resources Holdings, Inc.*

25,000	10.500%, 05/15/27	$22,255

25,000	7.500%, 01/15/26	21,003

25,000	Murphy Oil Corp.^ 5.875%, 12/01/27	23,797

20,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	20,717

10,000	Newfield Exploration Company^ 5.750%, 01/30/22	10,388

25,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	10,434

	Occidental Petroleum Corp.

135,000	4.300%, 08/15/39µ	118,350

98,000	2.900%, 08/15/24^	95,217

85,000	2.700%, 08/15/22^	85,342

22,000	5.875%, 09/01/25^	23,093

15,000	Ovintiv, Inc.^ 6.500%, 08/15/34	18,348

24,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	23,429

40,000	Parkland Fuel Corp.*^ 5.875%, 07/15/27	42,812

50,000	Plains All American Pipeline, LPµ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	41,970

16,000	Range Resources Corp.*^ 8.250%, 01/15/29	16,832

51,000	SESI, LLC@ 7.750%, 09/15/24	19,860

14,000	SM Energy Company*^ 10.000%, 01/15/25	15,558

11,000	Southwestern Energy Company^ 8.375%, 09/15/28	11,792

27,000	Transocean, Inc.* 11.500%, 01/30/27	21,327

65,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	60,537

25,000	Viper Energy Partners, LP* 5.375%, 11/01/27	26,275

50,000	W&T Offshore, Inc.* 9.750%, 11/01/23	39,622

23,000	Weatherford International, Ltd.* 11.000%, 12/01/24	19,739

		1,750,979

	Financials (2.3%)

166,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	171,420

22,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	22,523

46,000	AG Issuer, LLC* 6.250%, 03/01/28	48,246

110,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	116,505

85,000	Ally Financial, Inc.µ 8.000%, 11/01/31	123,791

104,000	AmWINS Group, Inc.* 7.750%, 07/01/26	111,513

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

120,000	AssuredPartners, Inc.* 7.000%, 08/15/25	$123,821

	Aviation Capital Group, LLC*

48,000	3.500%, 11/01/27^	50,734

10,000	6.750%, 04/06/21µ	10,109

141,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*^ 5.750%, 05/15/26	146,482

	Credit Acceptance Corp.^

65,000	6.625%, 03/15/26	69,027

52,000	5.125%, 12/31/24*	53,947

15,000	Cushman & Wakefield US Borrower, LLC*µ 6.750%, 05/15/28	16,343

65,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	68,482

48,000	Genworth Mortgage Holdings, Inc.*µ 6.500%, 08/15/25	51,426

47,667	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	42,805

44,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*^ 3.750%, 12/15/27	44,898

84,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	86,832

225,000	HUB International, Ltd.* 7.000%, 05/01/26	233,557

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.µ

65,000	5.250%, 05/15/27	68,430

11,000	4.375%, 02/01/29*	10,941

100,000	ILFC E-Capital Trust II*µ‡ 3.480%, 12/21/65 3 mo. USD LIBOR + 1.80%	80,862

120,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	126,311

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

98,000	5.250%, 10/01/25	98,118

15,000	4.250%, 02/01/27^	14,409

35,000	Level 3 Financing, Inc.µ 5.375%, 05/01/25	35,974

118,000	LPL Holdings, Inc.* 5.750%, 09/15/25	121,990

100,000	MetLife, Inc.µ 6.400%, 12/15/66	129,498

21,000	MGIC Investment Corp.µ 5.250%, 08/15/28	22,477

	Navient Corp.

95,000	5.000%, 03/15/27	96,408

29,000	6.750%, 06/25/25	31,815

22,000	4.875%, 03/15/28	21,877

25,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	24,628

	OneMain Finance Corp.

65,000	7.125%, 03/15/26µ	76,326

41,000	6.875%, 03/15/25^	47,040

PRINCIPAL AMOUNT		VALUE

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

27,000	7.500%, 06/01/25	$29,213

23,000	5.875%, 10/01/28	24,318

50,000	Prospect Capital Corp.µ 3.706%, 01/22/26	49,507

65,000	Radian Group, Inc.^ 4.875%, 03/15/27	70,366

28,000	SLM Corp. 4.200%, 10/29/25	29,742

65,000	Starwood Property Trust, Inc. 4.750%, 03/15/25	65,506

43,000	StoneX Group, Inc.*µ 8.625%, 06/15/25	46,805

25,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	25,997

34,000	United Shore Financial Services, LLC* 5.500%, 11/15/25	35,827

52,000	VICI Properties, LP / VICI Note Company, Inc.* 3.750%, 02/15/27	53,017

47,000	XHR, LP* 6.375%, 08/15/25	49,381

		3,079,244

	Health Care (1.4%)

	Acadia Healthcare Company, Inc.

119,000	6.500%, 03/01/24	121,470

22,000	5.000%, 04/15/29*^	23,180

145,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	160,557

	Bausch Health Companies, Inc.*

50,000	5.000%, 01/30/28	51,573

20,000	5.000%, 02/15/29	20,512

11,000	5.250%, 02/15/31	11,334

	Centene Corp.^

52,000	4.250%, 12/15/27	55,123

23,000	3.000%, 10/15/30	24,094

	CHS/Community Health Systems, Inc.*

220,000	8.125%, 06/30/24	231,880

60,000	8.000%, 03/15/26	64,578

25,000	6.875%, 04/15/29	25,323

	DaVita, Inc.*

56,000	4.625%, 06/01/30	58,858

10,000	3.750%, 02/15/31	9,941

	Encompass Health Corp.

20,000	4.750%, 02/01/30	21,481

20,000	4.500%, 02/01/28	20,962

55,000	HCA, Inc.µ 7.500%, 11/06/33	75,523

75,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	31,021

62,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	55,904

	Tenet Healthcare Corp.

120,000	6.250%, 02/01/27*	126,590

75,000	4.625%, 07/15/24	76,418

70,000	6.875%, 11/15/31	75,984

65,000	4.875%, 01/01/26*	67,898

109,000	Teva Pharmaceutical Finance Company, BV 2.950%, 12/18/22	109,423

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

195,000	Teva Pharmaceutical Finance Netherlands III, BV^ 2.800%, 07/21/23	$193,532

90,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	92,801

		1,805,960

	Industrials (2.3%)

45,000	Abercrombie & Fitch Management Company*µ 8.750%, 07/15/25	50,063

45,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	46,291

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

65,000	4.625%, 01/15/27	68,219

39,000	4.875%, 02/15/30	41,733

23,000	3.500%, 03/15/29	22,737

	Allison Transmission, Inc.*

70,000	4.750%, 10/01/27µ	73,342

10,000	3.750%, 01/30/31^	9,965

	American Airlines Group, Inc.*^

43,000	5.000%, 06/01/22	40,484

10,000	3.750%, 03/01/25	7,683

200,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	211,210

28,000	Avolon Holdings Funding, Ltd.*µ 5.250%, 05/15/24	30,677

65,000	Beacon Roofing Supply, Inc.* 4.875%, 11/01/25	65,793

65,000	Berry Global, Inc.*µ 4.875%, 07/15/26	69,642

	Cascades, Inc. / Cascades USA, Inc.*µ

39,000	5.125%, 01/15/26	41,507

26,000	5.375%, 01/15/28	27,525

	Delta Air Lines, Inc.^

12,000	7.375%, 01/15/26	13,798

11,000	3.800%, 04/19/23	11,287

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ

11,000	4.750%, 10/20/28	12,195

6,000	4.500%, 10/20/25	6,419

36,000	Dun & Bradstreet Corp.* 6.875%, 08/15/26	38,681

22,000	Endurance Acquisition Merger Sub* 6.000%, 02/15/29	21,726

25,000	EnerSys*µ 4.375%, 12/15/27	26,688

23,000	GFL Environmental, Inc.*µ 3.750%, 08/01/25	23,562

	Golden Nugget, Inc.*^

35,000	6.750%, 10/15/24	35,081

25,000	8.750%, 10/01/25	26,008

23,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	25,014

25,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	28,099

30,000	Graphic Packaging International, LLC*µ 4.750%, 07/15/27	33,161

PRINCIPAL AMOUNT		VALUE

60,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	$61,056

51,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	50,860

5,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.* 5.750%, 01/20/26	5,195

65,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	68,611

	Howmet Aerospace, Inc.

61,000	5.125%, 10/01/24^	67,182

18,000	6.875%, 05/01/25µ	20,996

62,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	63,378

40,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	44,761

34,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	35,007

21,000	MasTec, Inc.*µ 4.500%, 08/15/28	22,142

	Meritor, Inc.^

115,000	6.250%, 02/15/24	116,692

7,000	4.500%, 12/15/28*	7,136

33,000	Moog, Inc.*µ 4.250%, 12/15/27	34,432

65,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	68,833

	Navistar International Corp.*

80,000	6.625%, 11/01/25	83,418

23,000	9.500%, 05/01/25	25,644

52,000	Novelis Corp.* 4.750%, 01/30/30	54,797

50,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	50,388

30,000	Patrick Industries, Inc.* 7.500%, 10/15/27	32,936

50,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	53,652

11,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	11,770

55,000	QVC, Inc.µ 4.375%, 09/01/28	57,352

125,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	128,904

39,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	41,609

20,000	Sensata Technologies, Inc.*µ 3.750%, 02/15/31	20,551

	Sinclair Television Group, Inc.*

23,000	4.125%, 12/01/30^	22,962

20,000	5.500%, 03/01/30	20,643

	Standard Industries, Inc.*

25,000	5.000%, 02/15/27	26,096

11,000	4.375%, 07/15/30^	11,676

	Station Casinos, LLC*

80,000	4.500%, 02/15/28^	78,655

34,000	5.000%, 10/01/25	34,254

23,000	Stericycle, Inc.* 3.875%, 01/15/29	23,644

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

35,000	STL Holding Company, LLC* 7.500%, 02/15/26	$36,467

35,000	Tennant Company 5.625%, 05/01/25	36,426

	TransDigm, Inc.

95,000	6.250%, 03/15/26*	100,615

60,000	7.500%, 03/15/27^	64,247

	United Rentals North America, Inc.

20,000	5.875%, 09/15/26	21,086

11,000	3.875%, 02/15/31^	11,503

25,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	25,777

	WESCO Distribution, Inc.*

27,000	7.125%, 06/15/25	29,408

13,000	7.250%, 06/15/28	14,623

65,000	XPO Logistics, Inc.*^ 6.750%, 08/15/24	68,801

		2,962,775

	Information Technology (0.5%)

25,000	CDK Global, Inc.*µ 5.250%, 05/15/29	27,124

39,000	Clear Channel Worldwide Holdings, Inc.*^ 5.125%, 08/15/27	39,878

60,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	61,358

	Dell International, LLC / EMC Corp.*

55,000	6.020%, 06/15/26µ	66,408

45,000	6.100%, 07/15/27^	55,728

25,000	5.850%, 07/15/25^	29,711

26,000	Fair Isaac Corp.*µ 4.000%, 06/15/28	26,874

50,000	KBR, Inc.* 4.750%, 09/30/28	51,986

50,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	49,635

39,000	MTS Systems Corp.* 5.750%, 08/15/27	42,452

34,000	ON Semiconductor Corp.*^ 3.875%, 09/01/28	35,362

39,000	Open Text Corp.*µ 3.875%, 02/15/28	40,005

36,000	PTC, Inc.*µ 4.000%, 02/15/28	37,563

21,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	21,256

		585,340

	Materials (0.5%)

27,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	28,409

35,000	ArcelorMittal, SAµ 7.250%, 10/15/39	50,596

45,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	46,646

	Freeport-McMoRan, Inc.

35,000	5.000%, 09/01/27^	37,302

25,000	5.450%, 03/15/43^	31,340

20,000	5.400%, 11/14/34µ	24,937

34,000	HB Fuller Company^ 4.250%, 10/15/28	34,856

PRINCIPAL AMOUNT		VALUE

36,000	Hudbay Minerals, Inc.* 6.125%, 04/01/29	$38,214

40,000	JW Aluminum Continuous Cast Company*^ 10.250%, 06/01/26	42,536

	Kaiser Aluminum Corp.*

25,000	4.625%, 03/01/28^	25,847

18,000	6.500%, 05/01/25	19,282

25,000	Mercer International, Inc.*^ 5.125%, 02/01/29	25,476

15,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	16,676

	New Gold, Inc.*

14,000	6.375%, 05/15/25	14,532

13,000	7.500%, 07/15/27	14,051

13,000	Norbord, Inc.*µ 5.750%, 07/15/27	13,998

23,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	24,962

	PBF Holding Company, LLC / PBF Finance Corp.

110,000	7.250%, 06/15/25	73,098

11,000	9.250%, 05/15/25*µ^	10,629

56,000	Silgan Holdings, Inc.^ 4.125%, 02/01/28	58,172

39,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	41,067

11,000	Valvoline, Inc.* 3.625%, 06/15/31	11,080

		683,706

	Real Estate (0.2%)

70,000	CBL & Associates, LP@ 5.250%, 12/01/23	26,270

14,000	EPR Properties^ 3.750%, 08/15/29	13,704

	Forestar Group, Inc.*

60,000	8.000%, 04/15/24	63,167

38,000	5.000%, 03/01/28	39,618

11,000	iStar, Inc.µ 5.500%, 02/15/26	11,212

	Service Properties Trust

65,000	4.350%, 10/01/24	63,922

20,000	5.250%, 02/15/26µ	19,732

		237,625

	Utilities (0.2%)

39,000	Calpine Corp.*µ 4.500%, 02/15/28	40,115

20,000	NRG Energy, Inc.µ 6.625%, 01/15/27	21,004

68,000	PPL Capital Funding, Inc.µ‡ 2.905%, 03/30/67 3 mo. USD LIBOR + 2.67%	63,392

	Talen Energy Supply, LLC*^

25,000	10.500%, 01/15/26	23,032

10,000	7.250%, 05/15/27	10,588

65,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	72,363

		230,494

	TOTAL CORPORATE BONDS (Cost $17,009,144)	17,474,056

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (36.0%)

		Communication Services (3.8%)

200,000		Bharti Airtel, Ltd. 1.500%, 02/17/25	$242,030

400,000		Kakao Corp. 0.000%, 04/28/23	476,964

1,190,000		Liberty Media Corp.* 0.500%, 12/01/50	1,228,473

515,000		Live Nation Entertainment, Inc.^ 2.500%, 03/15/23	623,176

970,000		Sea, Ltd.* 2.375%, 12/01/25	2,407,035

			4,977,678

		Consumer Discretionary (11.7%)

831,000		Booking Holdings, Inc.*^ 0.750%, 05/01/25	1,124,526

1,140,000		Chegg, Inc.*µ 0.000%, 09/01/26	1,321,898

146,000		DISH Network Corp. 2.375%, 03/15/24	133,911

860,000		Etsy, Inc.*^ 0.125%, 09/01/27	1,143,697

556,000		Fiverr International, Ltd.* 0.000%, 11/01/25	701,038

177,000		Huazhu Group, Ltd. 0.375%, 11/01/22	214,836

1,140,000		Liberty Broadband Corp.* 2.750%, 09/30/50	1,177,267

		Liberty Interactive, LLC

66,000		4.000%, 11/15/29	51,424

35,000		3.750%, 02/15/30	27,038

905,000		Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	912,240

989,000		NIO, Inc.* 0.500%, 02/01/27	993,994

165,000		Penn National Gaming, Inc.^ 2.750%, 05/15/26	741,593

1,415,000		Pinduoduo, Inc. 0.000%, 12/01/25	1,706,009

1,131,000		Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	1,371,677

400,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	566,067

355,000		Under Armour, Inc.* 1.500%, 06/01/24	586,872

1,480,000		Vail Resorts, Inc.*^ 0.000%, 01/01/26	1,492,491

700,000	EUR	Zalando, SE 0.050%, 08/06/25	1,123,800

			15,390,378

		Consumer Staples (0.7%)

		Premium Brands Holdings Corp.

604,000	CAD	4.600%, 12/31/23	507,133

500,000	CAD	4.200%, 09/30/27	393,748

			900,881

		Financials (0.4%)

2,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCAµ 0.000%, 07/25/24	288,158

PRINCIPAL AMOUNT			VALUE

165,000		JPMorgan Chase Bank, N.A.*^ 0.125%, 01/01/23	$200,524

65,000		Prospect Capital Corp. 4.950%, 07/15/22	66,810

			555,492

		Health Care (4.4%)

345,000		Guardant Health, Inc.*^ 0.000%, 11/15/27	461,224

200,000		Hansoh Pharmaceutical Group Company, Ltd. 0.000%, 01/22/26	203,490

702,000		Insulet Corp.^ 0.375%, 09/01/26	970,775

185,000		Invitae Corp.^ 2.000%, 09/01/24	341,194

700,000		Jazz Investments I, Ltd.* 2.000%, 06/15/26	913,605

765,000		LivaNova USA, Inc.* 3.000%, 12/15/25	987,339

680,000		NeoGenomics, Inc. 0.250%, 01/15/28	734,951

740,000		Pacira BioSciences, Inc.* 0.750%, 08/01/25	886,675

255,000		Teladoc Health, Inc.*^ 1.250%, 06/01/27	364,566

			5,863,819

		Industrials (4.3%)

980,000		Air Canada*~ 4.000%, 07/01/25	1,335,995

120,000		Copa Holdings, SA* 4.500%, 04/15/25	203,319

700,000	EUR	Duerr, AG 0.750%, 01/15/26	1,027,129

1,066,000		Southwest Airlines Company^ 1.250%, 05/01/25	1,498,839

1,475,000		Uber Technologies, Inc.*^ 0.000%, 12/15/25	1,545,859

			5,611,141

		Information Technology (8.0%)

920,000		21Vianet Group, Inc.* 0.000%, 02/01/26	944,426

190,000		Alarm.com Holdings, Inc.* 0.000%, 01/15/26	189,422

915,000		Bentley Systems, Inc.* 0.125%, 01/15/26	921,762

1,335,000		Coupa Software, Inc.*µ 0.375%, 06/15/26	1,720,201

200,000		LG Display Company, Ltd. 1.500%, 08/22/24	247,286

165,000		Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	186,514

195,000		Repay Holdings Corp.* 0.000%, 02/01/26	195,037

1,190,000		RingCentral, Inc.* 0.000%, 03/15/26	1,370,952

900,000		Shift4 Payments, Inc.*^ 0.000%, 12/15/25	1,030,185

1,195,000		Square, Inc.*^ 0.250%, 11/01/27	1,347,900

1,000,000		Win Semiconductors Corp. 0.000%, 01/14/26	1,114,110

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

200,000		Xero Investments, Ltd. 0.000%, 12/02/25	$204,886

674,000		Zscaler, Inc.*µ 0.125%, 07/01/25	1,007,569

			10,480,250

		Materials (1.3%)

250,000		BASF, SE 0.925%, 03/09/23	252,257

140,000,000	JPY	Kansai Paint Company, Ltd. 0.000%, 06/17/22	1,467,123

			1,719,380

		Real Estate (1.3%)

200,000		ESR Cayman, Ltd. 1.500%, 09/30/25	223,442

1,225,000		Redfin Corp.* 0.000%, 10/15/25	1,510,070

			1,733,512

		Utilities (0.1%)

470,000	EUR	Voltalia, SA 1.000%, 01/13/25	190,030

		TOTAL CONVERTIBLE BONDS (Cost $42,080,681)	47,422,561

BANK LOANS (0.2%) ¡

		Communication Services (0.1%)

157,119		Intelsat Jackson Holdings, SA 8.625%, 01/02/24	160,102

		Consumer Discretionary (0.1%)

102,058		Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	102,409

		Information Technology (0.0%)

58,800		BMC Software Finance, Inc.‡ 4.371%, 10/02/25 1 mo. LIBOR + 4.25%	58,828

		TOTAL BANK LOANS (Cost $319,201)	321,339

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (9.4%)

		Communication Services (1.9%)

2,110		2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	2,439,609

		Consumer Discretionary (2.0%)

16,950		Aptiv, PLC 5.500%, 06/15/23	2,634,877

		Financials (0.7%)

16,140		KKR & Company, Inc.^ 6.000%, 09/15/23	938,864

NUMBER OF SHARES			VALUE

		Health Care (1.3%)

1,050		Danaher Corp. 4.750%, 04/15/22	$1,701,315

		Industrials (1.1%)

13,641		Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	1,486,460

		Information Technology (1.3%)

1,195		Broadcom, Inc. 8.000%, 09/30/22	1,755,156

		Utilities (1.1%)

24,161		NextEra Energy, Inc. 4.872%, 09/01/22	1,477,687

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,678,158)	12,433,968

COMMON STOCKS (78.5%)

		Communication Services (5.5%)

1,030		Baidu, Inc.#	242,071

2,080	INR	Info Edge India, Ltd.	125,183

650	KRW	NAVER Corp.	198,335

47,090		Tencent Holdings, Ltd.^	4,205,608

4,700		Tencent Music Entertainment Group#	125,020

14,000		Walt Disney Company~#	2,354,380

			7,250,597

		Consumer Discretionary (11.7%)

9,280		Alibaba Group Holding, Ltd.#	2,355,542

6,700	PLN	Allegro.eu, SA*#	132,200

1,300		Amazon.com, Inc.#	4,168,060

2,600	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	117,785

39,800	GBP	Compass Group, PLC#	710,938

15,440		D.R. Horton, Inc.	1,185,792

21,000	EUR	Daimler, AG	1,474,915

460	INR	Dixon Technologies India, Ltd.	88,831

5,080	INR	Eicher Motors, Ltd.	191,601

1,265	KRW	Hyundai Motor Company	257,923

2,050	HKD	JD Health International, Inc.*#	40,348

2,450		JD.com, Inc.#	217,291

2,130		Jumia Technologies, AG#	122,582

36,000	HKD	Li Ning Company, Ltd.	224,273

5,430		Lululemon Athletica, Inc.#	1,784,732

6,900	HKD	Meituan - Class B#	318,155

2,700		Melco Resorts & Entertainment, Ltd.	43,173

290		MercadoLibre, Inc.#	516,058

8,900	CNY	Midea Group Company, Ltd. - Class A	132,268

1,645		Tesla, Inc.^#	1,305,357

1,300	HKD	Yum China Holdings, Inc.	73,790

			15,461,614

		Consumer Staples (2.4%)

23,299		Coca-Cola Company^~	1,121,847

1,770		Costco Wholesale Corp.	623,801

13,700	EUR	Danone, SA	911,031

1,490	PLN	Dino Polska, SA*#	104,638

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

500	CNY	Kweichow Moutai Company, Ltd. - Class A	$163,406

18,800	HKD	Nongfu Spring Company, Ltd. - Class H*#	141,684

51,000	MXN	Wal-Mart de Mexico, SAB de CV	145,220

			3,211,627

		Energy (4.6%)

85,700	GBP	BP, PLC	318,457

2,110		Calfrac Well Services, Ltd.#	6,197

5,400		Chevron Corp.^	460,080

2,760		Denbury, Inc.^#	78,964

3,150		Energy Transfer, LP	19,750

3,375		Enterprise Products Partners, LP	68,276

341		EP Energy Corp.#	13,981

17,390		Exxon Mobil Corp.	779,768

700		GasLog, Ltd.^	2,870

3,148		Lonestar Resources US, Inc.#	15,709

940		Magellan Midstream Partners, LP	41,792

12,200		Marathon Petroleum Corp.	526,552

1,172		Mcdermott International, Ltd.^#	1,195

17,950	EUR	Neste Oyj	1,264,408

382		Oasis Petroleum, Inc.^#	14,314

4,474		Occidental Petroleum Corp.	89,748

34,150	INR	Reliance Industries, Ltd.	860,815

47,265	EUR	Royal Dutch Shell, PLC - Class A	875,326

26,800		Schlumberger, Ltd.	595,228

1,385		Targa Resources Corp.^	37,907

787		Weatherford International, PLC#	5,352

778		Whiting Petroleum Corp.#	15,825

450		Williams Companies, Inc.^	9,554

			6,102,068

		Financials (12.7%)

14,400	HKD	AIA Group, Ltd.	173,617

38,500		American International Group, Inc.~	1,441,440

8,000	BRL	B3, SA - Brasil Bolsa Balcao	87,437

89,000	IDR	Bank Central Asia, Tbk PT	214,057

71,825		Bank of America Corp.^~	2,129,611

200,000	HKD	China Construction Bank Corp. - Class H	151,484

44,800	HKD	China International Capital Corp., Ltd. - Class H*^#	116,802

42,500	HKD	China Merchants Bank Company, Ltd. - Class H	325,459

51,500	ZAR	FirstRand, Ltd.	161,749

108,700	INR	HDFC Bank, Ltd.#	2,075,131

4,300	HKD	Hong Kong Exchanges & Clearing, Ltd.	274,908

5,985	INR	Housing Development Finance Corp., Ltd.	194,630

15,640		ICICI Bank, Ltd.^#	236,164

135,600	EUR	ING Groep, NV#	1,205,668

57,900		Itau Unibanco Holding, SA^	302,238

18,800		JPMorgan Chase & Company~	2,418,996

20,700		Morgan Stanley	1,387,935

111,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H^	1,307,334

7,200	INR	SBI Cards & Payment Services, Ltd.	96,352

6,700	KRW	Shinhan Financial Group Company, Ltd.	183,744

82,950		UBS Group, AG#	1,193,651

NUMBER OF SHARES			VALUE

36,525		Wells Fargo & Company	$1,091,367

			16,769,774

		Health Care (7.3%)

8,800	CNY	Aier Eye Hospital Group Company, Ltd. - Class A	106,960

67,598		Alcon, Inc.^#	4,847,452

1,500		Burning Rock Biotech, Ltd.#	45,255

5,960		Eli Lilly & Company	1,239,501

4,100	CNY	Hangzhou Tigermed Consulting Company, Ltd. - Class A	105,977

760	KRW	Hugel, Inc.#	133,019

5,400	BRL	Notre Dame Intermedica Participacoes, SA	93,267

23,800		Novo Nordisk, A/S^	1,656,480

11,400	HKD	Ping An Healthcare and Technology Company, Ltd.*^#	141,048

2,600		UnitedHealth Group, Inc.	867,308

23,000	HKD	Wuxi Biologics Cayman, Inc.*#	322,044

			9,558,311

		Industrials (7.6%)

3,875		Boeing Company	752,486

7,275		Caterpillar, Inc.	1,330,161

32,700	BRL	Cia de Locacao das Americas	156,346

3,200	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	173,183

3,600		Cummins, Inc.	843,912

7,300	JPY	FANUC Corp.	1,905,804

10,100		Gol Linhas Aereas Inteligentes, SA^#	87,567

10,400	JPY	Harmonic Drive Systems, Inc.	777,047

12,000	TWD	Hiwin Technologies Corp.	169,269

1,694		McDermott International, Inc.#	1,728

19,000	CNY	Sany Heavy Industry Company, Ltd. - Class A	118,444

13,600	EUR	Schneider Electric, SE	1,990,505

9,500	HKD	Techtronic Industries Company, Ltd.	141,915

2,565		Union Pacific Corp.	506,510

5,350		United Parcel Service, Inc. - Class B	829,250

16,450	INR	Voltas, Ltd.	202,938

			9,987,065

		Information Technology (20.9%)

13,645		Advanced Micro Devices, Inc.#	1,168,558

780	EUR	Adyen, NV*#	1,629,440

24,145		Apple, Inc.^	3,186,174

4,280		ASML Holding, NV^	2,286,205

9,100	JPY	Fujitsu, Ltd.	1,388,658

650		Globant, SA#	124,800

10,750	INR	HCL Technologies, Ltd.	134,371

10,525		Infosys, Ltd.	177,662

5,100	JPY	Keyence Corp.	2,738,093

39,000	HKD	Kingdee International Software Group Company, Ltd.#	156,225

5,300	BRL	Locaweb Servicos de Internet, SA*	99,018

10,000	TWD	MediaTek, Inc.	312,337

9,585		Micron Technology, Inc.^#	750,218

13,905		Microsoft Corp.	3,225,404

905	KRW	NHN KCP Corp.#	47,218

1,225		NVIDIA Corp.	636,498

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

23,400	KRW	Samsung Electronics Company, Ltd.	$1,710,703

250	KRW	Samsung SDI Company, Ltd.	163,325

1,000	CNY	Sangfor Technologies, Inc. - Class A	45,918

2,000	TWD	Silergy Corp.	186,495

2,550	KRW	SK Hynix, Inc.	278,410

332,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	7,016,286

			27,462,016

		Materials (4.2%)

28,400	EUR	ArcelorMittal, SA#	621,941

5,400	INR	Asian Paints, Ltd.	178,302

219,800		Cemex, SAB de CV#	1,259,454

20,975	EUR	CRH, PLC#	860,705

16,140	CAD	First Quantum Minerals, Ltd.	268,842

38,300		Freeport-McMoRan, Inc.#	1,030,653

240	KRW	LG Chem, Ltd.	195,757

790	KRW	POSCO	173,410

13,000		Rio Tinto, PLC^	993,460

			5,582,524

		Real Estate (0.6%)

160,500	PHP	Ayala Land, Inc.	125,365

9,042		Redfin Corp.^#	643,881

			769,246

		Utilities (1.0%)

92,400	EUR	Iberdrola, SA	1,251,020

1,320	EUR	Iberdrola, SA#	17,917

			1,268,937

		TOTAL COMMON STOCKS (Cost $100,911,761)	103,423,779

PREFERRED STOCKS (0.2%)

		Communication Services (0.0%)

1,900		United States Cellular Corp. 6.250%, 09/01/69	50,863

		Consumer Discretionary (0.1%)

305		Guitar Center, Inc.	34,465

355		Qurate Retail, Inc. 8.000%, 03/15/31	35,521

			69,986

		Energy (0.1%)

5,135		NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	102,957

2,635		NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	45,243

2,270		NuStar Logistics, LP^‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	50,326

			198,526

		TOTAL PREFERRED STOCKS (Cost $369,156)	319,375

NUMBER OF SHARES		VALUE

WARRANTS (0.0%) #

	Energy (0.0%)

256	Denbury, Inc. 09/18/25, Strike $32.59	$2,215

95	Denbury, Inc. 09/18/23, Strike $35.41	386

2,607	Mcdermott International, Ltd. 05/01/24, Strike $15.98	—

2,347	Mcdermott International, Ltd. 05/01/24, Strike $12.33	—

	TOTAL WARRANTS (Cost $15,143)	2,601

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (4.5%) #

	Communication Services (1.1%)

18	Alphabet, Inc.

3,289,248	Call, 01/21/22, Strike $1,500.00	789,840

75	Facebook, Inc.

1,937,475	Call, 06/18/21, Strike $250.00	233,438

16	Netflix, Inc.

851,824	Call, 01/21/22, Strike $600.00	101,960

43	Sea, Ltd.

931,853	Call, 01/21/22, Strike $200.00	243,917

90	Yandex, NV

563,760	Call, 08/20/21, Strike $75.00	37,800

		1,406,955

	Consumer Discretionary (0.2%)

50	Alibaba Group Holding, Ltd.

1,269,150	Call, 07/16/21, Strike $235.00	202,500

50	Trip.com Group, Ltd.

159,150	Call, 03/19/21, Strike $36.00	4,225

		206,725

	Energy (0.1%)

	Lukoil, PJSC

80

566,196	Call, 06/18/21, Strike $80.00	23,600

37

261,866	Call, 06/18/21, Strike $76.00	15,725

500	Petroleo Brasileiro, SA

502,500	Call, 04/16/21, Strike $10.00	51,500

		90,825

	Financials (0.0%)

475	Sberbank of Russia, PJSC

649,893	Call, 06/18/21, Strike $16.00	11,400

	Information Technology (0.2%)

85	QUALCOMM, Inc.

1,328,380	Call, 06/18/21, Strike $165.00	110,075

7	Shopify, Inc.

769,013	Call, 01/21/22, Strike $920.00	223,230

		333,305

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Materials (0.2%)

505	Freeport-McMoRan, Inc.

1,358,955	Call, 08/20/21, Strike $29.00	$191,900

300	Vale, SA

484,500	Call, 06/18/21, Strike $19.00	31,050

		222,950

	Other (2.7%)

220	Invesco QQQ Trust Series

6,920,320	Put, 03/19/21, Strike $320.00	383,790

810	iShares China Large-Cap ETF

3,998,160	Put, 03/19/21, Strike $52.00	287,550

200	iShares MSCI Emerging Markets

1,066,200	Put, 03/19/21, Strike $55.00	56,800

287	iShares MSCI South Korea ETF

2,528,470	Put, 03/19/21, Strike $92.00	202,335

	SPDR S&P 500 ETF Trust

950

35,156,650	Put, 01/21/22, Strike $340.00	2,532,700

95

3,515,665	Put, 03/19/21, Strike $375.00	161,880

		3,625,055

	TOTAL PURCHASED OPTIONS (Cost $4,192,555)	5,897,215

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.1%)

2,696,054	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	2,697,402

2,697,035	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	2,697,035

	TOTAL SHORT TERM INVESTMENTS (Cost $5,394,437)	5,394,437

TOTAL INVESTMENTS (146.2%) (Cost $180,970,236)		192,689,331

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-9.1%)		(12,000,000)

LIABILITIES, LESS OTHER ASSETS (-37.1%)		(48,897,714)

NET ASSETS (100.0%)		$131,791,617

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $7,732,364.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2021.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $5,539,375.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2021

	Value	% of Total Investments
US Dollar	$145,548,719	75.5%
European Monetary Unit	15,009,902	7.8%
Japanese Yen	8,276,725	4.3%
New Taiwan Dollar	7,684,387	4.0%
Hong Kong Dollar	4,197,244	2.2%
Indian Rupee	4,148,154	2.2%
South Korean Won	3,341,844	1.7%
Canadian Dollar	1,169,723	0.6%
British Pound Sterling	1,029,395	0.5%
Chinese Yuan Renminbi	963,941	0.5%
Brazilian Real	436,068	0.2%
Polish Zloty	236,838	0.1%
Indonesian Rupiah	214,057	0.1%
South African Rand	161,749	0.1%
Mexican Peso	145,220	0.1%
Philippine Peso	125,365	0.1%

Total Investments	$192,689,331	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Total Return (the “Fund”) was organized as a Delaware statutory trust on March 30, 2004 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on October 27, 2005.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The ASU shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted this ASU as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2021 was as follows*:

Cost basis of investments	$180,970,236

Gross unrealized appreciation	20,764,570
Gross unrealized depreciation	(9,045,475)

Net unrealized appreciation (depreciation)	$11,719,095

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 480,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $12.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2021.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	160	$25	$4,000,000
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
				Total	$12,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. The MRPS have been assigned a rating of `AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund, such as Kroll), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.